Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Current assets
Cash	$ 45,193	$ 287,282	$ 128,353
Receivables	8,889	7,169	8,889
Prepaids	59,814	65,259	59,814
[us-gaap:AssetsCurrent]	113,896	359,710	113,896
Equipment	10,219	9,090	10,219
Mineral property interest	485,813	305,850	485,813
Deposits	14,932	14,932	14,932
TOTAL ASSETS	624,860	689,582	624,860
Current liabilities
Accounts payable and accrued liabilities	844,656	1,168,606	1,023,137
Promissory notes	15,373,956	14,147,964	15,373,956
Derivative liabilities	770,786	1,188,937	770,786
[us-gaap:LiabilitiesCurrent]	16,989,398	16,505,507	16,989,398
Promissory notes	184,813	165,208	184,813
TOTAL LIABILITIES	17,174,211	16,670,715	17,174,211
CAPITAL DEFICIT
Unlimited common shares with no par value Issued and fully paid: 89,484,792 (April 30, 2017 - 89,372,359)	18,697,493	18,658,118	18,697,493
Additional paid-in capital	1,925,415	1,948,384	1,925,415
Commitment to issue shares	9,000	29,625	9,000
Deficit	(37,181,259)	(36,617,260)	(37,181,259)
TOTAL CAPITAL DEFICIT	(16,549,351)	(15,981,133)	(11,473,495)
TOTAL LIABILITIES AND CAPITAL DEFICIT	$ 624,860	$ 689,582	$ 624,860